Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000256479 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
C000256479 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[1]
C000256479 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
C000256479 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
C000256479 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1]
C000256479 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
C000256479 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[1]
C000256479 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
C000256479 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[1]
C000256479 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[1]
C000256479 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
C000256478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[2]
C000256478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[2]
C000256478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[2]
C000256478 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
C000256478 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[2]
C000256478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
C000256478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[2]
C000256478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
C000256478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[2]
C000256478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[2]
C000256478 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
C000256477 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[3]
C000256477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[3]
C000256477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000256477 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3]
C000256477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[3]
C000256477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[3]
C000256477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[3]
C000256477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3]
C000256477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[3]
C000256477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[3]
C000256477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
C000256476 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[4]
C000256476 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[4]
C000256476 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[4]
C000256476 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[4]
C000256476 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[4]
C000256476 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
C000256476 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[4]
C000256476 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[4]
C000256476 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[4]
C000256476 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[4]
C000256476 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[4]
C000256494 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000256494 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000256494 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.30%	[5]
C000256494 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.10%	[5]
C000256494 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.20%	[5]
C000256494 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.10%	[5]
C000256494 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.20%	[5]
C000256494 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.30%	[5]
C000256494 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.70%	[5]
C000256494 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.50%	[5]
C000256494 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%	[5]
C000256494 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000256494 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.90%	[5]
C000256494 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.20%	[5]
C000256494 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.60%	[5]
C000256494 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.20%	[5]
C000256494 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.50%	[5]
C000256491 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000256491 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000256491 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000256491 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.10%	[6]
C000256491 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.20%	[6]
C000256491 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.10%	[6]
C000256491 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.20%	[6]
C000256491 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.30%	[6]
C000256491 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.70%	[6]
C000256491 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.50%	[6]
C000256491 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%	[6]
C000256491 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000256491 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.90%	[6]
C000256491 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.20%	[6]
C000256491 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.60%	[6]
C000256491 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.20%	[6]
C000256491 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.50%	[6]
C000256492 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.00%	[7]
C000256492 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.00%	[7]
C000256492 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.30%	[7]
C000256492 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.10%	[7]
C000256492 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.20%	[7]
C000256492 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.10%	[7]
C000256492 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.20%	[7]
C000256492 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.30%	[7]
C000256492 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.70%	[7]
C000256492 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.50%	[7]
C000256492 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%	[7]
C000256492 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000256492 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.90%	[7]
C000256492 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.20%	[7]
C000256492 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.60%	[7]
C000256492 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.20%	[7]
C000256492 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.50%	[7]
C000256493 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000256493 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.00%	[8]
C000256493 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.30%	[8]
C000256493 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.10%	[8]
C000256493 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.20%	[8]
C000256493 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.10%	[8]
C000256493 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.20%	[8]
C000256493 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.30%	[8]
C000256493 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.70%	[8]
C000256493 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.50%	[8]
C000256493 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%	[8]
C000256493 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000256493 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.90%	[8]
C000256493 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.20%	[8]
C000256493 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.60%	[8]
C000256493 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.20%	[8]
C000256493 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.50%	[8]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[7]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[8]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.